FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	63,386,902	(164,516,127)	(106,203,805)
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	15,553,224	22,750,277	42,947,577
Embedded Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(16,267,966)	25,640,169	(51,990,656)
Convertible Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	150,790,707	(305,202,478)	(96,851,674)
Capped Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(86,689,063)	92,295,905	(309,052)